PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property And Equipment Roll Forward
Total	¥ 787,286	¥ 321,749
Less: accumulated depreciation	(203,616)	(72,746)
Net book value	583,670	249,003		$ 83,464
Depreciation expense	133,000	60,300	¥ 10,400
Leasehold improvements
Property And Equipment Roll Forward
Total	568,314	212,239
Teahouse operation equipment
Property And Equipment Roll Forward
Total	118,807	40,840
Electronic equipment
Property And Equipment Roll Forward
Total	43,565	22,106
Manufacturing equipment
Property And Equipment Roll Forward
Total		27,449
Vehicles
Property And Equipment Roll Forward
Total	18,760	14,289
Property
Property And Equipment Roll Forward
Total	374	649
Construction in progress
Property And Equipment Roll Forward
Total	¥ 37,466	¥ 4,177